NET INCOME FROM CONTRACTS WITH CUSTOMERS - Income and expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income from contract with customers [abstract]
Banking service fees	$ 1,733,348	$ 1,614,067	$ 1,545,111
Pension and severance fund management	1,282,053	1,174,608	978,504
Credit card fees	935,349	962,774	987,129
Trust activities and portfolio management services	569,710	495,929	463,194
Bonded warehouse services	203,814	181,804	188,191
Office network services	20,228	16,289	21,638
Commissions on transfers, checks and checkbooks	17,652	20,122	22,941
Other commissions	22,071	12,011	9,056
Total income from commissions and fees	4,784,225	4,477,604	4,215,764
Banking services	(626,545)	(586,332)	(588,109)
Commissions for sales and services	(369,614)	(294,145)	(250,460)
Fees paid to pension funds sales force	(73,338)	(66,431)	(70,335)
Information processing services of operators	(36,028)	(33,079)	(29,905)
Offices network services	(6,108)	(9,796)	(20,147)
Other	(12,547)	(11,842)	(15,294)
Total expenses from commissions and fees	(1,124,180)	(1,001,625)	(974,250)
Net income from commissions and fees	$ 3,660,045	$ 3,475,979	$ 3,241,514